Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock-based compensation expenses
Communication and technology	$335,000
Marketing	363,000
Services fees	294,000
Compensation and benefits	934,800
Professional fees	228,000
General and administrative	1,502,000

Total stock-based compensation	$3,656,800